CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 6,513	$ 735
Restricted cash	32	37
Short-term bank deposit	112	112
Trade receivables	8	11
Other accounts receivable and prepaid expenses	250	298
Current assets of discontinued operations	33	17
Total current assets	6,948	1,210
LONG-TERM ASSETS:
Severance pay fund	77	133
Property and equipment, net	434	592
Long-term asset of discontinued operations	212	109
Total long-term assets	723	834
Total assets	7,671	2,044
CURRENT LIABILITIES:
Trade payables	459	584
Other accounts payable and accruals	421	1,264
Total current liabilities	880	1,848
LONG-TERM LIABILITIES:
Convertible debenture	300
Embedded conversion feature in the convertible debenture	2,064
Warrants related to share purchase agreements	387	165
Deferred revenue	228	228
Accrued severance pay	95	159
Total long-term liabilities	3,074	552
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT):
Share capital: Ordinary shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at June 30, 2012 and December 31, 2011, respectively; 2,562,940 and 704,489 shares issued at June 30, 2012 and December 31, 2011, respectively; 2,559,683 and 702,436 shares outstanding at June 30, 2012 and December 31, 2011, respectively	398	108
Additional paid-in capital	94,948	84,581
Accumulated deficit	(91,629)	(85,045)
Total shareholders' equity (deficit)	3,717	(356)
Total liabilities and shareholders' equity (deficit)	$ 7,671	$ 2,044